Deferred Tax (Details) - Schedule of Deferred Tax Account Consists of the Tax Effect - GBP (£)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred Tax Assets, Net	£ 3,163,812	£ 2,146,091	£ 791,503
Accelerated capital allowances [Member]
Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred Tax Liabilities	(35,748)	(41,829)	(1,911)
Unused tax losses [Member]
Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred Tax Assets	3,916,736	3,512,706	2,681,964
Business combinations [Member]
Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred Tax Liabilities	(2,016,653)	(1,916,404)	(1,976,805)
Corporate interest restriction [Member]
Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred Tax Assets	320,882
Accrued expenses not yet tax deductible [Member]
Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred Tax Assets	614,631	197,887	0
Specific allowance in US subsidiary [Member]
Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred Tax Assets	£ 363,964	£ 393,731	£ 88,255